SEGMENT REPORTING (Schedule of Net Revenue by Country based upon Sales Location that Predominately represents Customer Location) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Segment reporting [Line Items]
Net Revenues	¥ 485,633	$ 76,206	¥ 223,011	¥ 198,363
CHINA
Segment reporting [Line Items]
Net Revenues	¥ 485,633	$ 76,206	199,370	164,167
SINGAPORE
Segment reporting [Line Items]
Net Revenues			¥ 23,641	¥ 34,196